Equity (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥) shares	Feb. 28, 2021 Vote $ / shares shares	Dec. 31, 2021 CNY (¥)	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2020 shares
Ordinary shares
Ordinary shares, Shares authorized		3,000,000,000					500,000,000
Ordinary shares, Par value per share | $ / shares		$ 0.0001
Cash consideration for share repurchase | ¥	¥ 111,260		¥ 111,260
Number of shares repurchased	8,822,664
Distribution to shareholders | ¥	¥ 20,645
Ordinary shares prior to restructuring
Ordinary shares
Ordinary shares, Shares issued								171,589,918
Ordinary shares, Shares outstanding								171,589,918
Series A Shares
Ordinary shares
Ordinary shares, Shares issued								60,912,400
Ordinary shares, Shares outstanding								60,912,400
Series B Shares
Ordinary shares
Ordinary shares, Shares issued								48,394,000
Ordinary shares, Shares outstanding								48,394,000
Series C Shares
Ordinary shares
Ordinary shares, Shares issued								104,896,800
Ordinary shares, Shares outstanding								104,896,800
Class A ordinary shares
Ordinary shares
Ordinary shares, Shares issued				319,677,037	319,677,037	303,289,537
Ordinary shares, Shares outstanding				319,677,037	319,677,037	303,289,537
Ordinary shares, Shares authorized		2,900,000,000		2,900,000,000	2,900,000,000	2,900,000,000
Ordinary shares, Par value per share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, Number of votes per share | Vote		1
Class B ordinary shares
Ordinary shares
Ordinary shares, Shares issued				73,680,917	73,680,917	73,680,917
Ordinary shares, Shares outstanding				73,680,917	73,680,917	73,680,917
Ordinary shares, Shares authorized		100,000,000		100,000,000	100,000,000	100,000,000
Ordinary shares, Par value per share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, Number of votes per share | Vote		10